Retirement Benefit Plans	3 Months Ended	12 Months Ended
	Jul. 25, 2014	Apr. 25, 2014
Compensation And Retirement Disclosure [Abstract]
Retirement Benefit Plans

Note 17 – Retirement Benefit Plans

Medtronic sponsors various retirement benefit plans, including defined benefit pension plans (pension benefits), post-retirement medical plans (post-retirement benefits), defined contribution savings plans, and termination indemnity plans, covering substantially all U.S. employees and many employees outside the U.S. The net periodic benefit cost of the plans includes the following components for the three months ended July 25, 2014 and July 26, 2013:

	U.S. Pension Benefits		Non-U.S. Pension Benefits		Post-Retirement Benefits
	Three months ended		Three months ended		Three months ended
(in millions)	July 25, 2014	July 26, 2013	July 25, 2014	July 26, 2013	July 25, 2014	July 26, 2013
Service cost	$26	$27	$15	$14	$5	$5
Interest cost	26	24	8	7	4	3
Expected return on plan assets	(39)	(35)	(10)	(9)	(6)	(5)
Amortization of net actuarial loss	16	21	3	2	—	—

Net periodic benefit cost	$29	$37	$16	$14	$3	$3

14. Retirement Benefit Plans

The Company sponsors various retirement benefit plans, including defined benefit pension plans (pension benefits), post-retirement medical plans (post-retirement benefits), defined contribution savings plans, and termination indemnity plans, covering substantially all U.S. employees and many employees outside the U.S. The expense related to these plans was $419 million, $419 million, and $319 million in fiscal years 2014, 2013, and 2012, respectively.

In the U.S., the Company maintains a qualified pension plan designed to provide guaranteed minimum retirement benefits to all eligible U.S. employees. Pension coverage for non-U.S. employees is provided, to the extent deemed appropriate, through separate plans. In addition, U.S. and Puerto Rico employees are also eligible to receive specified Company paid health care and life insurance benefits through the Company’s post-retirement benefits. In addition to the benefits provided under the qualified pension plan, retirement benefits associated with wages in excess of the IRS allowable limits are provided to certain employees under a non-qualified plan.

As of April 25, 2014 and April 26, 2013, the net underfunded status of the Company’s benefit plans was $488 million and $584 million, respectively.

The change in benefit obligation and funded status of the Company’s employee retirement plans are as follows:

	U.S. Pension Benefits		Non-U.S. Pension Benefits		Post-Retirement Benefits
	Fiscal Year		Fiscal Year		Fiscal Year
(in millions)	2014	2013	2014	2013	2014	2013
Accumulated benefit obligation at end of year:	$1,996	$1,924	$871	$689	$327	$302

Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$2,154	$1,877	$811	$717	$302	$339
Service cost	107	104	54	43	19	19
Interest cost	97	94	29	27	14	15
Employee contributions	—	—	16	15	9	9
Plan amendments	—	—	—	(8)	—	—
Plan curtailments	—	—	(2)	—	—	—
Actuarial (gain) loss	(104)	151	88	65	1	(62)
Benefits paid	(51)	(72)	(27)	(25)	(19)	(19)
Medicare Part D reimbursements	—	—	—	—	1	1
Foreign currency exchange rate changes	—	—	62	(23)	—	—

Projected benefit obligation at end of year	$2,203	$2,154	$1,031	$811	$327	$302

Change in plan assets:
Fair value of plan assets at beginning of year	$1,717	$1,470	$733	$638	$233	$204
Actual return on plan assets	163	129	61	69	24	19
Employer contributions	88	190	48	49	20	20
Employee contributions	—	—	16	15	9	9
Benefits paid	(51)	(72)	(27)	(25)	(19)	(19)
Foreign currency exchange rate changes	—	—	58	(13)	—	—

Fair value of plan assets at end of year	$1,917	$1,717	$889	$733	$267	$233

Funded status at end of year:
Fair value of plan assets	$1,917	$1,717	$889	$733	$267	$233
Benefit obligations	2,203	2,154	1,031	811	327	302

Underfunded status of the plans	$(286)	$(437)	$(142)	$(78)	$(60)	$(69)

Recognized liability	$(286)	$(437)	$(142)	$(78)	$(60)	$(69)

Amounts recognized on the consolidated balance sheets consist of:
Non-current assets	$—	$—	$17	$19	$—	$—
Current liabilities	(10)	(9)	(4)	(4)	(1)	(1)
Non-current liabilities	(276)	(428)	(155)	(93)	(59)	(68)

Recognized liability	$(286)	$(437)	$(142)	$(78)	$(60)	$(69)

Amounts recognized in accumulated other comprehensive (loss) income:
Prior service cost (benefit)	$4	$5	$(2)	$(1)	$(3)	$(3)
Net actuarial loss	837	1,048	254	190	39	43

Ending balance	$841	$1,053	$252	$189	$36	$40

In certain countries outside the U.S., fully funding pension plans is not a common practice, as funding provides no income tax benefit. Consequently, certain pension plans were partially funded as of April 25, 2014 and April 26, 2013. U.S. and non-U.S. plans with accumulated benefit obligations in excess of plan assets consist of the following:

	Fiscal Year
(in millions)	2014	2013
Accumulated benefit obligation	$2,426	$2,003
Projected benefit obligation	2,703	2,243
Plan assets at fair value	2,268	1,740

Plans with projected benefit obligations in excess of plan assets consist of the following:

	Fiscal Year
(in millions)	2014	2013
Projected benefit obligation	$2,864	$2,637
Plan assets at fair value	2,419	2,104

The net periodic benefit cost of the plans include the following components:

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Post-Retirement Benefits
	Fiscal Year			Fiscal Year			Fiscal Year
(in millions)	2014	2013	2012	2014	2013	2012	2014	2013	2012
Service cost	$107	$104	$92	$54	$43	$42	$19	$19	$19
Interest cost	97	94	87	29	27	29	14	15	17
Expected return on plan assets	(141)	(128)	(121)	(35)	(33)	(36)	(19)	(17)	(16)
Amortization of prior service cost (credit)	1	(1)	(1)	1	1	1	—	—	—
Amortization of net actuarial loss	85	71	45	11	8	4	1	3	3

Net periodic benefit cost	$149	$140	$102	$60	$46	$40	$15	$20	$23

The other changes in plan assets and projected benefit obligations recognized in accumulated other comprehensive loss for fiscal year 2014 are as follows:

(in millions)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Post- Retirement Benefits
Net actuarial (gain) loss	$(126)	$61	$(3)
Amortization of prior service cost	(1)	(1)	—
Amortization of net actuarial gain	(85)	(11)	(1)
Effect of exchange rates	—	14	—

Total recognized in accumulated other comprehensive loss	$(212)	$63	$(4)

Total recognized in net periodic benefit cost and accumulated other comprehensive loss	$(63)	$124	$11

The estimated amounts that will be amortized from accumulated other comprehensive loss into net periodic benefit cost, before tax, in fiscal year 2015 are as follows:

(in millions)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Post- Retirement Benefits
Amortization of net actuarial loss	$65	$13	$—

	$65	$13	$—

The actuarial assumptions are as follows:

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Post-Retirement Benefits
	Fiscal Year			Fiscal Year			Fiscal Year
	2014	2013	2012	2014	2013	2012	2014	2013	2012
Weighted average assumptions – projected benefit obligation:
Discount rate	4.75%	4.55%	5.05%	3.32%	3.52%	3.98%	4.75%	4.55%	5.05%
Rate of compensation increase	3.90%	3.90%	3.80%	2.80%	2.78%	2.85%	N/A	N/A	N/A
Initial health care cost trend rate pre-65	N/A	N/A	N/A	N/A	N/A	N/A	7.50%	7.75%	7.50%
Initial health care cost trend rate post-65	N/A	N/A	N/A	N/A	N/A	N/A	6.75%	7.00%	7.25%
Weighted average assumptions – net periodic benefit cost:
Discount rate	4.55%	5.05%	5.80%	3.52%	3.98%	4.75%	4.55%	5.05%	5.80%
Expected return on plan assets	8.25%	8.25%	8.25%	4.76%	5.19%	5.82%	8.25%	8.25%	8.25%
Rate of compensation increase	3.90%	3.80%	3.80%	2.78%	2.85%	2.97%	N/A	N/A	N/A
Initial health care cost trend rate pre-65	N/A	N/A	N/A	N/A	N/A	N/A	7.75%	7.50%	7.75%
Initial health care cost trend rate post-65	N/A	N/A	N/A	N/A	N/A	N/A	7.00%	7.25%	7.50%

The Company’s discount rates are determined by considering current yield curves representing high quality, long-term fixed income instruments. The resulting discount rates are consistent with the duration of plan liabilities.

The expected long-term rate of return on plan assets assumptions are determined using a building block approach, considering historical averages and real returns of each asset class. In certain countries, where historical returns are not meaningful, consideration is given to local market expectations of long-term returns.

Retirement Benefit Plan Investment Strategy    The Company has an account that holds the assets for both the U.S. pension plan and other U.S. post-retirement benefits, primarily retiree medical benefits. For investment purposes, the plans are managed in an identical way, as their objectives are similar.

The Company has a Qualified Plan Committee (the Plan Committee) that sets investment guidelines for U.S. pension plan and other U.S. post-retirement benefits with the assistance of an external consultant. These guidelines are established based on market conditions, risk tolerance, funding requirements, and expected benefit payments. The Plan Committee also oversees the investment allocation process, selects the investment managers, and monitors asset performance. As pension liabilities are long-term in nature, the Company employs a long-term total return approach to maximize the long-term rate of return on plan assets for a prudent level of risk. An annual analysis on the risk versus the return of the investment portfolio is conducted to justify the expected long-term rate of return assumption.

The investment portfolio contains a diversified portfolio of investment categories, including equities, fixed income securities, hedge funds, and private equity. Securities are also diversified in terms of domestic and international securities, short- and long-term securities, growth and value styles, large cap and small cap stocks, active and passive management, and derivative-based styles.

Outside the U.S., pension plan assets are typically managed by decentralized fiduciary committees. There is significant variation in policy asset allocation from country to country. Local regulations, local funding rules, and local financial and tax considerations are part of the funding and investment allocation process in each country.

The Plan did not hold any investments in the Company’s common stock as of April 25, 2014 or April 26, 2013.

The Company’s pension plan target allocations at April 25, 2014 and April 26, 2013, by asset category, are as follows:

U.S. Plans

	Target Allocation
	2014	2013
Asset Category
Equity securities	50%	50%
Debt securities	20	20
Other	30	30

Total	100%	100%

Non-U.S. Plans

	Target Allocation
	2014	2013
Asset Category
Equity securities	41%	40%
Debt securities	22	22
Other	37	38

Total	100%	100%

Retirement Benefit Plan Asset Fair Values    The following is a description of the valuation methodologies used for retirement benefit plan assets measured at fair value.

Short-term investments: Valued at the closing price reported in the active markets in which the individual security is traded.

U.S. government securities: Certain U.S. government securities are valued at the closing price reported in the active markets in which the individual security is traded. Other U.S. government securities are valued based on inputs other than quoted prices that are observable.

Corporate debt securities: Valued based on inputs other than quoted prices that are observable.

Common stock: Valued at the closing price reported in the active markets in which the individual security is traded.

Equity Mutual Funds/Commingled Trusts: Valued based on the year-end net asset values of the investment vehicles. The net asset values of the investment vehicles are based on the fair values of the underlying investments of the partnerships valued at the closing price reported in the active markets in which the individual security is traded. Equity mutual funds have a daily reported net asset value and the Company classifies these investments as Level 2. Commingled trusts do not have a daily reported net asset value and the Company classifies these investments as Level 3.

Fixed Income Mutual Funds: Valued based on the year-end net asset values of the investment vehicles. The net asset values of the investment vehicles are based on the fair values of the underlying investments of the partnerships valued based on inputs other than quoted prices that are observable.

Partnership Units: Valued based on the year-end net asset values of the underlying partnerships. The net asset values of the partnerships are based on the fair values of the underlying investments of the partnerships. Quoted market prices are used to value the underlying investments of the partnerships, where the partnerships consist of the investment pools which invest primarily in common stocks. Partnership units include partnerships, private equity investments, and real asset investments. Partnerships primarily include long/short equity and absolute return strategies. These investments can be redeemed monthly with notice periods ranging from 45 to 95 days. As of April 25, 2014, there are two absolute return strategy funds totaling $5 million that are in the process of liquidation. The Company expects to receive the majority of the proceeds over the next five years. Private equity investments consist of common stock and debt instruments of private companies. For private equity funds, the sum of the unfunded commitments as of April 25, 2014 is $64 million and the estimated liquidation period of these funds is expected to be one to 15 years. Real asset investments consist of commodities, derivatives, Real Estate Investment Trusts, and illiquid real estate holdings. These investments have redemption and liquidation periods ranging from 30 days to 10 years. If a quoted market price is not available for a partnership investment, other valuation procedures are utilized to arrive at fair value.

Registered Investment Companies: Valued at the quoted market prices of shares held by the plan at year-end in the active market on which the individual securities are traded.

Insurance Contracts: Comprised of investments in collective (group) insurance contracts, consisting of individual insurance policies. The policyholder is the employer and each member is the owner/beneficiary of their individual insurance policy. These policies are a part of the insurance company’s general portfolio and participate in the insurer’s profit-sharing policy on an excess yield basis.

The methods described above may produce fair values that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes its valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

There were no transfers between Level 1, Level 2, or Level 3 during fiscal years 2014, 2013, or 2012.

The following tables provide information by level for the retirement benefit plan assets that are measured at fair value, as defined by U.S. GAAP. See Note 6 for discussion of the fair value measurement terms of Levels 1, 2, and 3.

U.S. Pension Benefits

	Fair Value as of April 25, 2014	Fair Value Measurements Using Inputs Considered as
(in millions)		Level 1	Level 2	Level 3
Short-term investments	$157	$157	$—	$—
U.S. government securities	158	108	50	—
Corporate debt securities	60	—	59	1
Other common stock	125	125	—	—
Equity mutual funds/commingled trusts	578	—	293	285
Fixed income mutual funds	166	—	166	—
Partnership units	673	—	—	673

	$1,917	$390	$568	$959

	Fair Value as of April 26, 2013	Fair Value Measurements Using Inputs Considered as
(in millions)		Level 1	Level 2	Level 3
Short-term investments	$195	$195	$—	$—
U.S. government securities	172	145	27	—
Corporate debt securities	62	—	61	1
Other common stock	216	216	—	—
Equity mutual funds/commingled trusts	377	—	150	227
Fixed income mutual funds	72	—	72	—
Partnership units	623	—	—	623

	$1,717	$556	$310	$851

The following tables provide a reconciliation of the beginning and ending balances of U.S. pension benefit assets measured at fair value that used significant unobservable inputs (Level 3):

(in millions)	Total Level 3 Investments	Corporate Debt Securities	Commingled Trusts	Partnership Units
Balance as of April 26, 2013	$851	$1	$227	$623
Total realized gains (losses) included in earnings	23	—	—	23
Total unrealized gains (losses) included in accumulated other comprehensive loss	86	—	58	28
Purchases and sales, net	(1)	—	—	(1)

Balance as of April 25, 2014	$959	$1	$285	$673

(in millions)	Total Level 3 Investments	Corporate Debt Securities	Commingled Trusts	Partnership Units
Balance as of April 27, 2012	$752	$1	$193	$558
Total realized gains (losses) included in earnings	8	—	—	8
Total unrealized gains (losses) included in accumulated other comprehensive loss	62	—	34	28
Purchases and sales, net	29	—	—	29

Balance as of April 26, 2013	$851	$1	$227	$623

Non-U.S. Pension Benefits

	Fair Value as of April 25, 2014	Fair Value Measurements Using Inputs Considered as
(in millions)		Level 1	Level 2	Level 3
Registered investment companies	$868	$—	$868	$—
Insurance contracts	11	—	—	11
Partnership units	10	—	—	10

	$889	$—	$868	$21

	Fair Value as of April 26, 2013	Fair Value Measurements Using Inputs Considered as
(in millions)		Level 1	Level 2	Level 3
Registered investment companies	$715	$—	$715	$—
Insurance contracts	10	—	—	10
Partnership units	8	—	—	8

	$733	$—	$715	$18

The following tables provide a reconciliation of the beginning and ending balances of non-U.S. pension benefit assets measured at fair value that used significant unobservable inputs (Level 3):

(in millions)	Total Level 3 Investments	Insurance Contracts	Partnership Units
Balance as of April 26, 2013	$18	$10	$8
Total unrealized gains (losses) included in accumulated other comprehensive loss	1	—	1
Purchases and sales, net	1	—	1
Foreign currency exchange	1	1	—

Balance as of April 25, 2014	$21	$11	$10

(in millions)	Total Level 3 Investments	Insurance Contracts	Partnership Units
Balance as of April 27, 2012	$16	$9	$7
Total unrealized gains (losses) included in accumulated other comprehensive loss	1	—	1
Purchases and sales, net	1	1	—

Balance as of April 26, 2013	$18	$10	$8

Post-Retirement Benefits

	Fair Value as of April 25, 2014	Fair Value Measurements Using Inputs Considered as
(in millions)		Level 1	Level 2	Level 3
Short-term investments	$22	$22	$—	$—
U.S. government securities	23	16	7	—
Corporate debt securities	9	—	9	—
Other common stock	18	18	—	—
Equity mutual funds/commingled trusts	83	—	42	41
Fixed income mutual funds	24	—	24	—
Partnership units	97	—	—	97

Total	$276	$56	$82	$138

Other items to reconcile to fair value of plan assets	(9)

	$267

	Fair Value as of April 26, 2013	Fair Value Measurements Using Inputs Considered as
(in millions)		Level 1	Level 2	Level 3
Short-term investments	$28	$28	$—	$—
U.S. government securities	24	20	4	—
Corporate debt securities	9	—	9	—
Other common stock	31	31	—	—
Equity mutual funds/commingled trusts	53	—	21	32
Fixed income mutual funds	10	—	10	—
Partnership units	88	—	—	88

Total	$243	$79	$44	$120

Other items to reconcile to fair value of plan assets	(10)

	$233

The following tables provide a reconciliation of the beginning and ending balances of post-retirement benefit assets measured at fair value that used significant unobservable inputs (Level 3):

(in millions)	Total Level 3 Investments	Commingled Trusts	Partnership Units
Balance as of April 26, 2013	$120	$32	$88
Total realized gains (losses) included in earnings	4	—	4
Total unrealized gains (losses) included in accumulated other comprehensive loss	13	9	4
Purchases and sales, net	1	—	1

Balance as of April 25, 2014	$138	$41	$97

(in millions)	Total Level 3 Investments	Commingled Trusts	Partnership Units
Balance as of April 27, 2012	$108	$28	$80
Total realized gains (losses) included in earnings	5	4	1
Total unrealized gains (losses) included in accumulated other comprehensive loss	4	—	4
Purchases and sales, net	3	—	3

Balance as of April 26, 2013	$120	$32	$88

Retirement Benefit Plan Funding    It is the Company’s policy to fund retirement costs within the limits of allowable tax deductions. During fiscal year 2014, the Company made discretionary contributions of approximately $88 million to the U.S. pension plan and approximately $20 million to fund post-retirement benefits. Internationally, the Company contributed approximately $48 million for pension benefits during fiscal year 2014. During fiscal year 2015, the Company anticipates that its contribution for pension benefits and post-retirement benefits will be less than those contributions made during fiscal year 2014. Based on the guidelines under the U.S. Employee Retirement Income Security Act of 1974 and the various guidelines which govern the plans outside the U.S., the majority of anticipated fiscal year 2015 contributions will be discretionary. The Company believes that, along with pension assets, the returns on invested pension assets, and Company contributions, the Company will be able to meet its pension and other post-retirement obligations in the future.

Retiree benefit payments, which reflect expected future service, are anticipated to be paid as follows:

(in millions)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Post-Retirement Benefits
Fiscal Year	Gross Payments	Gross Payments	Gross Payments	Gross Medicare Part D Receipts
2015	$59	$36	$12	$—
2016	69	30	14	—
2017	78	31	16	—
2018	88	33	18	—
2019	98	32	20	—
2020 – 2024	659	187	137	—

Total	$1,051	$349	$217	$—

In March 2010, President Obama signed into law the Patient Protection and Affordable Care Act (PPACA) and the Health Care and Education Affordability Reconciliation Act (Reconciliation Act). Included among the major provisions of these laws is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act (MMA) in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is actuarially equivalent to the benefit provided by the Medicare Part D program. Prior to the enactment of the PPACA and the Reconciliation Act, the Company was allowed to deduct the full cost of its retiree drug plans without reduction for subsidies received.

Under U.S. GAAP, the Company records a liability on its balance sheet for the expected cost of earned future retiree health benefits. When the MMA was enacted in 2003, this liability was reduced to reflect expected future subsidies from the Medicare Part D program. In addition, the Company recorded a reduction to the deferred tax liability on the balance sheet for the value of future tax deductions for these retiree health benefits. Each year, as additional benefits are earned and benefit payments are made, the Company adjusts the post-retirement benefits liability and deferred tax liability.

After the passage of the PPACA and the Reconciliation Act, the Company must reduce the tax deduction for retiree drug benefits paid by the amount of the Medicare Part D subsidy beginning in 2013. U.S. GAAP requires the impact of a change in tax law to be recognized immediately in the income statement in the period that includes the enactment date, regardless of the effective date of the change in tax law. As a result of this change in tax law, the Company recorded a non-cash charge of $15 million in fiscal year 2010 to increase the deferred tax liability. As a result of this legislation, the Company will be evaluating prospective changes to the active and retiree health care benefits offered by the Company.

The Company’s U.S. qualified defined benefit plans are funded in excess of 80 percent and, therefore, the Company expects that the plans will not be subject to the “at risk” funding requirements of the Pension Protection Act and that the law will not have a material impact on future contributions.

The initial health care cost trend rates for post-retirement benefit plans was 7.50 percent for pre-65 and 6.75 percent for post-65 at April 25, 2014. Based on actuarial data, the trend rates are expected to decline to 5.0 percent over a five-year period. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

(in millions)	One-Percentage- Point Increase	One-Percentage- Point Decrease
Effect on post-retirement benefit cost	$1	$(1)
Effect on post-retirement benefit obligation	11	(9)

Defined Contribution Savings Plans    The Company has defined contribution savings plans that cover substantially all U.S. employees and certain non-U.S. employees. The general purpose of these plans is to provide additional financial security during retirement by providing employees with an incentive to make regular savings. Company contributions to the plans are based on employee contributions and Company performance and since fiscal year 2006, the entire match has been made in cash. Expense under these plans was $145 million, $163 million, and $106 million in fiscal years 2014, 2013, and 2012, respectively.

Effective May 1, 2005, the Company froze participation in the existing defined benefit pension plan in the U.S. and implemented two new plans including an additional defined benefit pension plan and a new defined contribution pension plan, respectively: the Personal Pension Account (PPA) and the Personal Investment Account (PIA). Employees in the U.S. hired on or after May 1, 2005 have the option to participate in either the PPA or the PIA. Participants in the PPA receive an annual allocation of their salary and bonus on which they will receive an annual guaranteed rate of return which is based on the ten-year Treasury bond rate. Participants in the PIA also receive an annual allocation of their salary and bonus; however, they are allowed to determine how to invest their funds among identified fund alternatives. The cost associated with the PPA is included in U.S. Pension Benefits in the tables presented earlier. The defined contribution cost associated with the PIA was approximately $50 million, $50 million, and $48 million in fiscal years 2014, 2013, and 2012, respectively.